Post-employment Benefits Plans	12 Months Ended
Dec. 31, 2018
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Post-employment Benefits Plans
38.	POST-EMPLOYMENT BENEFITS PLANS

As stipulated by the regulations of the PRC, the Group participates in various defined contribution retirement plans organized by municipal, autonomous regional and provincial governments for its employees. The Group is required to make contributions to the retirement plans at rates ranging from 13% to 20% of the salaries, bonuses and certain allowances of the employees. A member of the plan is entitled to a pension equal to a fixed proportion of the salary prevailing at the member’s retirement date. Other than the above, the Group also participates in supplementary defined contribution retirement plans managed by independent external parties whereby the Group is required to make contributions to the retirement plans at fixed rates of the employees’ salaries, bonuses and certain allowances. The Group has no other material obligation for the payment of pension benefits associated with these plans beyond the annual contributions described above.

The Group’s contributions for the above plans for the years ended December 31, 2016, 2017 and 2018 were RMB6,656 and RMB6,884 and RMB7,256, respectively.

The amount payable for contributions to the above defined contribution retirement plans as of December 31, 2017 and 2018 was RMB569 and RMB675, respectively.